Congress Large Cap Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 2.7%
Howmet Aerospace, Inc.	57,358	$5,489,161
Biotechnology - 2.0%
Vertex Pharmaceuticals, Inc. (a)	8,198	4,063,913
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	30,221	5,650,723
Capital Markets - 4.5%
Goldman Sachs Group, Inc.	10,025	5,103,026
Moody's Corp.	9,002	4,109,233
		9,212,259
Chemicals - 4.5%
Ecolab, Inc.	20,284	4,679,316
Sherwin-Williams Co.	12,860	4,511,288
		9,190,604
Commercial Services & Supplies - 2.3%
Cintas Corp.	6,055	4,625,657
Communications Equipment - 2.9%
Arista Networks, Inc. (a)	17,024	5,899,667
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	7,324	4,345,695
Consumer Staples Distribution & Retail - 3.2%
Costco Wholesale Corp.	8,016	6,589,152
Electrical Equipment - 3.0%
Eaton Corp. PLC	19,790	6,031,794
Entertainment - 1.9%
Netflix, Inc. (a)	5,997	3,768,215
Financial Services - 2.4%
Visa, Inc. - Class A	18,647	4,953,948
Health Care Equipment & Supplies - 4.8%
Boston Scientific Corp. (a)	63,014	4,655,474
Intuitive Surgical, Inc. (a)	11,574	5,145,916
		9,801,390
Household Products - 1.8%
Procter & Gamble Co.	22,505	3,617,904
Insurance - 2.7%
Arthur J Gallagher & Co.	19,631	5,565,192
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	33,436	5,735,611
Meta Platforms, Inc. - Class A	12,231	5,807,646
		11,543,257
Machinery - 2.0%
Parker-Hannifin Corp.	7,197	4,038,669
Media - 1.6%
Trade Desk, Inc. - Class A (a)	36,008	3,236,399
Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	100,308	4,554,986
Oil Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp.	38,710	4,590,619
Pharmaceuticals - 5.2%
Eli Lilly & Co.	8,116	6,527,455
Zoetis, Inc.	22,505	4,051,800
		10,579,255
Semiconductors & Semiconductor Equipment - 9.3%
NVIDIA Corp.	83,186	9,734,426
NXP Semiconductors NV	20,576	5,414,780
Onto Innovation, Inc. (a)	19,340	3,699,742
		18,848,948
Software - 15.2%
Intuit, Inc.	8,359	5,411,199
Microsoft Corp.	16,075	6,724,976
Roper Technologies, Inc.	7,073	3,853,017
Salesforce, Inc.	13,010	3,366,988
ServiceNow, Inc. (a)	7,073	5,760,180
Synopsys, Inc. (a)	10,288	5,743,996
		30,860,356
Specialty Retail - 7.8%
O'Reilly Automotive, Inc. (a)	5,154	5,805,156
The Home Depot, Inc.	12,860	4,734,538
TJX Cos., Inc.	47,834	5,406,199
		15,945,893
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	34,722	7,711,062
TOTAL COMMON STOCKS (Cost $178,136,783)		200,714,718

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)	2,712,178	2,712,178
TOTAL SHORT-TERM INVESTMENTS (Cost $2,712,178)		2,712,178
TOTAL INVESTMENTS - 100.0% (Cost $180,848,961)		203,426,896
Other Assets in Excess of Liabilities - 0.0% (c)		14,596
TOTAL NET ASSETS - 100.0%		$203,441,492

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Congress Large Cap Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$200,714,718	$–	$–	$200,714,718
Money Market Funds	2,712,178	–	–	2,712,178
Total Investments	$203,426,896	$–	$–	$203,426,896

Refer to the Schedule of Investments for further disaggregation of investment categories.